Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Schedule Of Estimated Amounts Amortized From Accumulated Other Comprehensive Income Or Regulatory Assets Into Net Periodic Benefit Cost) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of transition obligation	$ 867	[1]	$ 867	[1]	$ 867	[1]
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	24,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	700
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
PBOP Transition obligation	870
Retirement plan net actuarial loss	1,000
Amortization of transition obligation	$ 867	[1]	$ 867	[1]	$ 867	[1]

[1]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.